UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

       7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Mundoval Fund

		Schedule of Investments
	September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Beverages
4,000	Diageo plc **	$ 245,960	2.64%

Books: Publishing or Publishing & Printing
15,000	Pearson plc **	186,450	2.00%

Chemicals & Allied Products
7,000	BASF Aktiengesellschaft **	370,790	3.97%

Computer Communications Equipment
15,000	Cisco Systems Inc. *	353,100	3.78%

Electronic & Other Electrical Equipment (No Computer Equipment)
18,000	General Electric Co.	295,560	3.17%

Electronic Computers
17,000	Dell Inc. *	259,420	2.78%

Electronic Connectors
2,000	Tyco International Ltd. (Switzerland)	68,960	0.74%

Fire, Marine & Casualty Insurance
1,750	American International Group, Inc.	77,193	0.83%

Food and Kindred Products
11,500	Unilever plc **	329,820	3.53%

General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	298,970
11,500	Ingersoll-Rand Co., Ltd. (Bermuda)	352,705
		651,675	6.98%

Hospital & Medical Service Plans
6,000	WellPoint Inc. *	284,160	3.04%

Life Insurance
15,000	ING Groep NV **	267,450	2.87%

National Commercial Banks
18,000	Bank of America Corporation	304,560
11,500	Citigroup Inc.	55,660
11,000	US Bancorp	240,460
		600,680	6.44%

Newspapers: Publishing or Publishing & Printing
20,000	News Corporation	279,800	3.00%

Pharmaceutical Preparations
7,000	AstraZeneca plc **	314,650
7,500	GlaxoSmithKline plc **	296,325
4,500	Johnson & Johnson	274,005
4,500	Novartis AG **	226,710
20,000	Pfizer Inc.	331,000
10,500	Sanofi-Aventis **	387,975
		1,830,665	19.61%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
7,500	Dow Chemical Co.	195,525	2.09%

Pumps & Pumping Equipment
3,000	ITT Corporation	156,450	1.68%

Radiotelephone Communications
2,000	Mobile Telesystems OJSC * **	96,540
9,000	SK Telecom Co. Ltd. **	157,050
10,000	Tele Norte Leste Participacoes S.A. **	187,900
		441,490	4.73%

Savings Institution, Federally Chartered
4,675	HSBC Holdings plc **	268,111	2.87%

Services - Advertising Agencies
3,500	Omnicom Group Inc.	129,290	1.39%

Services - Business Services, NEC
12,000	eBay Inc. *	283,200	3.03%

Services - Miscellaneous Amusement
4,000	Walt Disney Co.	109,840	1.18%

Services - Motion Picture & Video
753	Time Warner Cable Inc.	32,447
3,000	Time Warner Inc.	86,340
		118,787	1.27%

Services - Prepackaged Software
12,000	Microsoft Corp.	308,640	3.31%

Ship & Boat Building & Repairing
1,000	General Dynamics Corp.	64,600	0.69%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,700	Procter & Gamble Co.	214,304	2.30%

Surgical & Medical Instruments & Apparatus
5,300	3M Co.	391,140	4.19%

Telecommunications
3,000	Telefonica SA **	248,730	2.65%

Wholesale - Groceries & Related
3,000	Sysco Corp.	74,550	0.80%

Total for Common Stock (Cost - $9,573,310)		$ 9,106,339	97.56%

Cash Equivalents
204,350	First American Treasury Obligation Fund Cl Y 0.00% ***	204,350	2.19%
	(Cost - $204,350)

	Total Investments	9,310,689	99.75%
	(Cost - $9,777,660)

	Other Assets in Excess of Liabilities	23,574	0.25%

	Net Assets	$ 9,334,263	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2009 was $9,777,660.

At September 30, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $1,099,424                   ($1,566,395)                                 ($466,971)

2. SECURITY VALUATION

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including money markets). Equity securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,106,339	$0	$0	$9,106,339
Money Market Fund	$204,350	$0	$0	$204,350
Total	$9,310,689	$0	$0	$9,310,689

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the six month period ended September 30, 2009.

The Fund adopted GAAP guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance  requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the three months ended September 30, 2009.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:           11/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:           11/23/09

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date:           11/23/09